                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-21365

                 SELIGMAN LASALLE REAL ESTATE FUND SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

Semiannual Report

                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE LASALLE REAL ESTATE FUNDS

RIVERSOURCE LASALLE GLOBAL REAL ESTATE FUND
RIVERSOURCE LASALLE MONTHLY DIVIDEND REAL ESTATE FUND

--------------------------------------------------------------------------------

SEMIANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010

EACH FUND INVESTS IN EQUITY AND EQUITY-RELATED SECURITIES ISSUED BY REAL ESTATE COMPANIES, SUCH AS REAL ESTATE INVESTMENT TRUSTS (REITS).


 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

  RiverSource LaSalle Global Real
     Estate Fund...................    3

  RiverSource LaSalle Monthly
     Dividend Real Estate Fund.....    8

Fund Expenses Examples.............   13

Portfolio of Investments...........   16

Statements of Assets and
  Liabilities......................   28

Statements of Operations...........   30

Statements of Changes in Net
  Assets...........................   32

Financial Highlights...............   36

Notes to Financial Statements......   51

Approval of Investment Management
  Services Agreement...............   68

Proxy Voting.......................   72




--------------------------------------------------------------------------------
2  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource LaSalle Global Real Estate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource LaSalle Global Real Estate Fund (the Fund) Class A shares decreased 2.59% (excluding sales charge) for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the UBS Global Investors Index, which fell 2.13% during the same six-month period.

> The Fund outperformed its peer group, as represented by the Lipper Global Real
  Estate Funds Index, which declined 5.41% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                                    6 MONTHS*   1 YEAR  3 YEARS   12/29/06
--------------------------------------------------------------------------
RiverSource LaSalle Global Real
  Estate Fund
  Class A (excluding sales charge)    -2.59%   +32.87%   -17.72%   -17.02%
--------------------------------------------------------------------------
UBS Global Investors Index(1)
  (unmanaged)                         -2.13%   +37.02%   -13.82%   -12.70%
--------------------------------------------------------------------------
Lipper Global Real Estate Funds
  Index(2) (unmanaged)                -5.41%   +21.38%      N/A       N/A
--------------------------------------------------------------------------
Lipper Real Estate Funds
  Average(3) (unmanaged)              +5.02%   +51.74%   -10.74%   -10.61%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the

--------------------------------------------------------------------------------
              RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource LaSalle Global Real Estate Fund


Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The UBS Global Investors Index is an unmanaged benchmark that measures the performance of real estate securities within the S&P/Citigroup World Property Index that derive 70% or more of income from rent. The index assumes reinvestment of all distributions.
(2) The Lipper Global Real Estate Funds Index (the Lipper Index) includes the 10 largest global real estate funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Real Estate Funds Average (the Lipper Average) is an unmanaged benchmark that measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The Lipper Average returns include net reinvested dividends.*
    * On Nov. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Index includes a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Fund's secondary benchmarks in line with the practice of the other funds in the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
4  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                               SINCE
Without sales charge            6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 12/29/06)      -2.59%   +32.87%  -17.72%   -17.02%
----------------------------------------------------------------------
Class C (inception 12/29/06)      -3.08%   +31.53%  -18.35%   -17.66%
----------------------------------------------------------------------
Class I (inception 8/03/09)       -2.32%      N/A      N/A    +20.33%*
----------------------------------------------------------------------
Class R2 (inception 12/29/06)     -2.96%   +32.25%  -17.87%   -17.17%
----------------------------------------------------------------------
Class R3 (inception 8/03/09)      -2.86%      N/A      N/A    +19.45%*
----------------------------------------------------------------------
Class R4 (inception 8/03/09)      -2.44%      N/A      N/A    +20.08%*
----------------------------------------------------------------------
Class R5 (inception 12/29/06)     -2.33%   +33.04%  -17.28%   -16.64%
----------------------------------------------------------------------

With sales charge
Class A (inception 12/29/06)      -8.12%   +25.25%  -19.31%   -18.43%
----------------------------------------------------------------------
Class C (inception 12/29/06)      -4.04%   +30.53%  -18.35%   -17.66%
----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
              RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
   X                      Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

COUNTRY BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Australia                                  11.1%
------------------------------------------------
Canada                                      2.5%
------------------------------------------------
Finland                                     0.4%
------------------------------------------------
France                                      6.2%
------------------------------------------------
Hong Kong                                   4.5%
------------------------------------------------
Japan                                       6.0%
------------------------------------------------
Netherlands                                 2.8%
------------------------------------------------
Norway                                      0.3%
------------------------------------------------
Singapore                                   3.1%
------------------------------------------------
Sweden                                      1.4%
------------------------------------------------
Switzerland                                 0.8%
------------------------------------------------
United Kingdom                              7.1%
------------------------------------------------
United States                              53.8%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.



--------------------------------------------------------------------------------
6  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Simon Property Group, Inc. (United States)  6.8%
------------------------------------------------
Unibail-Rodamco SE (France)                 4.4%
------------------------------------------------
AvalonBay Communities, Inc. (United
  States)                                   4.4%
------------------------------------------------
Westfield Group (Australia)                 4.3%
------------------------------------------------
Vornado Realty Trust (United States)        4.1%
------------------------------------------------
Public Storage (United States)              4.1%
------------------------------------------------
Ventas, Inc. (United States)                3.1%
------------------------------------------------
Boston Properties, Inc. (United States)     2.9%
------------------------------------------------
Equity Residential (United States)          2.9%
------------------------------------------------
Federal Realty Investment Trust (United
  States)                                   2.6%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The Fund is a narrowly-focused sector fund and may exhibit higher volatility than funds with broader investment objectives. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. International investing involves increased risk and volatility due to potential political and economic instability, currency fluctuations, and differences in financial reporting and accounting standards and oversight. Risks are particularly significant in emerging markets. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. The Fund is a "non-diversified" mutual fund and thus may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio. See the fund's prospectus for information on these and other risks associated with the Fund.


--------------------------------------------------------------------------------
              RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

RiverSource LaSalle Monthly Dividend Real Estate Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource LaSalle Monthly Dividend Real Estate Fund (the Fund) Class A shares gained 5.46% (excluding sales charge) for the six months ended June 30, 2010.

> The Fund underperformed its benchmark, the FTSE-NAREIT Equity REITs Index, which increased 5.56% during the same six-month period.

> The Fund outperformed its peer group, as represented by the Lipper Real Estate
  Funds Index, which rose 3.58% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                                      SINCE
                                                                    INCEPTION
                              6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   7/16/03
-----------------------------------------------------------------------------
RiverSource LaSalle Monthly
  Dividend Real Estate Fund
  Class A (excluding sales
  charge)                       +5.46%   +53.46%  -17.01%   -6.22%    +1.28%
-----------------------------------------------------------------------------
FTSE-NAREIT Equity REITs
  Index(1) (unmanaged)          +5.56%   +53.90%   -9.00%   +0.20%    +7.43%
-----------------------------------------------------------------------------
Lipper Real Estate Funds
  Index(2) (unmanaged)          +3.58%   +46.84%  -10.01%   -0.54%    +6.87%
-----------------------------------------------------------------------------
Lipper Real Estate Funds
  Average(3) (unmanaged)        +5.02%   +51.74%  -10.74%   -1.09%    +6.39%
-----------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting seligman.com (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences

--------------------------------------------------------------------------------
8  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund


in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices and average do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index or an average.

(1) The FTSE-NAREIT Equity REITs Index is an unmanaged benchmark that measures the performance of all publicly-traded U.S. real estate trusts that are equity REITs, as determined by the National Association of Real Estate Investment Trusts. The index assumes reinvestment of all distributions.
(2) The Lipper Real Estate Funds Index (the Lipper Index) includes the 30 largest real estate funds tracked by Lipper Inc. The Lipper Index's returns include net reinvested dividends.*
(3) The Lipper Real Estate Funds Average (the Lipper Average) is an unmanaged benchmark that measures the performance of funds that invest primarily in equity securities of domestic and foreign companies engaged in the real estate industry. The Lipper Average returns include net reinvested dividends.*
    * On Nov. 1, 2009, the Lipper Index replaced the Lipper Average as the Fund's secondary benchmark. The Lipper Index includes a select peer group from the Lipper Average, as described above. This change was made to bring the selection of the Fund's secondary benchmarks in line with the practice of the other funds in the Fund Family, which would permit a common shareholder experience and provide a more focused peer group for performance comparison purposes. Information on both the Lipper Index and the Lipper Average will be included for a one-year transition period. Thereafter, only the Lipper Index will be included.


--------------------------------------------------------------------------------
              RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                                  SINCE
Without sales charge      6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  7/16/03)                  +5.46%   +53.46%  -17.01%   -6.22%    +1.28%
-------------------------------------------------------------------------
Class B (inception
  7/16/03)                  +5.06%   +52.34%  -17.66%   -6.93%    +0.52%
-------------------------------------------------------------------------
Class C (inception
  7/16/03)                  +4.78%   +51.94%  -17.73%   -6.96%    +0.48%
-------------------------------------------------------------------------
Class I (inception
  8/03/09)                  +5.30%      N/A      N/A      N/A    +39.00%*
-------------------------------------------------------------------------
Class R2 (inception
  7/16/03)                  +5.07%   +52.91%  -17.37%   -6.53%    +0.96%
-------------------------------------------------------------------------
Class R3 (inception
  8/03/09)                  +5.44%      N/A      N/A      N/A    +38.79%*
-------------------------------------------------------------------------
Class R4 (inception
  8/03/09)                  +5.52%      N/A      N/A      N/A    +39.29%*
-------------------------------------------------------------------------
Class R5 (inception
  11/24/03)                 +5.32%   +53.44%  -16.87%   -6.00%    +0.21%
-------------------------------------------------------------------------

With sales charge
Class A (inception
  7/16/03)                  -0.58%   +44.84%  -18.64%   -7.33%    +0.41%
-------------------------------------------------------------------------
Class B (inception
  7/16/03)                  +0.06%   +47.34%  -18.26%   -7.15%    +0.52%
-------------------------------------------------------------------------
Class C (inception
  7/16/03)                  +3.78%   +50.94%  -17.73%   -6.96%    +0.48%
-------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
10  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
   X                      Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Diversified Properties                      8.4%
------------------------------------------------
Health Care                                11.0%
------------------------------------------------
Industrial                                  6.4%
------------------------------------------------
Lodging/Resorts                             4.3%
------------------------------------------------
Office                                     16.3%
------------------------------------------------
Other Properties                            3.6%
------------------------------------------------
Residential                                17.2%
------------------------------------------------
Retail                                     22.1%
------------------------------------------------
Self Storage                                8.5%
------------------------------------------------
Specialty                                   1.9%
------------------------------------------------
Other(2)                                    0.3%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.



--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  11

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Simon Property Group, Inc.                  9.8%
------------------------------------------------
Vornado Realty Trust                        7.8%
------------------------------------------------
Public Storage                              7.0%
------------------------------------------------
Ventas, Inc.                                5.1%
------------------------------------------------
AvalonBay Communities, Inc.                 5.0%
------------------------------------------------
Boston Properties, Inc.                     4.8%
------------------------------------------------
Federal Realty Investment Trust             4.7%
------------------------------------------------
Equity Residential                          4.7%
------------------------------------------------
AMB Property Corp.                          4.3%
------------------------------------------------
Senior Housing Properties Trust             4.1%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

The Fund is a narrowly-focused sector fund and may exhibit higher volatility than funds with broader investment objectives. Investments in real estate securities are subject to specific risks, such market risk, issuer risk, diversification risk, and sector/concentration risks. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. The Fund is a "non-diversified" mutual fund and thus may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio. See the fund's prospectus for information on these and other risks associated with the Fund.

Dividends paid by the Fund will be taxable as ordinary income. Distributions by the Fund may include a return of capital. A return of capital is not net profits of the Fund but instead a return of a portion of your original investment.


--------------------------------------------------------------------------------
12  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLES ---------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $   974.10       $ 8.03         1.64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $ 1,016.66       $ 8.20         1.64%
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $   969.20       $11.67         2.39%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $ 1,012.94       $11.93         2.39%
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $   976.80       $ 5.49         1.12%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $ 1,019.24       $ 5.61         1.12%
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $   970.40       $ 9.23         1.89%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.42        $ 9.44         1.89%
------------------------------------------------------------------------------------------
Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $   971.40       $ 8.02         1.64%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $ 1,016.66       $ 8.20         1.64%
------------------------------------------------------------------------------------------
Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $   975.60       $ 6.81         1.39%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $ 1,017.90       $ 6.95         1.39%
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $   976.70       $ 5.49         1.12%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $ 1,019.24       $ 5.61         1.12%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -2.59% for Class A, -3.08% for Class C, -2.32% for Class I, -2.96% for Class R2, -2.86% for Class R3, -2.44% for Class R4 and -2.33% for Class R5.


--------------------------------------------------------------------------------
14  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,054.60        $ 8.15         1.60%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.86        $ 8.00         1.60%
------------------------------------------------------------------------------------------
Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,050.60        $11.95         2.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.14        $11.73         2.35%
------------------------------------------------------------------------------------------
Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,047.80        $11.93         2.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.14        $11.73         2.35%
------------------------------------------------------------------------------------------
Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,053.00        $ 6.87         1.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.10        $ 6.76         1.35%
------------------------------------------------------------------------------------------
Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,050.70        $ 9.41         1.85%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.62        $ 9.25         1.85%
------------------------------------------------------------------------------------------
Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,054.40        $ 8.15         1.60%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.86        $ 8.00         1.60%
------------------------------------------------------------------------------------------
Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,055.20        $ 6.88         1.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.10        $ 6.76         1.35%
------------------------------------------------------------------------------------------
Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,053.20        $ 6.87         1.35%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.10        $ 6.76         1.35%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: +5.46% for Class A, +5.06% for Class B, +4.78% for Class C, +5.30% for Class I, +5.07% for Class R2, +5.44% for Class R3, +5.52% for Class R4 and +5.32% for Class R5.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund
JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.8%)(c)
ISSUER                                                 SHARES                VALUE(a)
AUSTRALIA (11.0%)
CFS Retail Property Trust                              36,860                 $58,224
Charter Hall Office REIT                              322,028(d)               67,202
Commonwealth Property Office Fund                     121,508                  94,337
Dexus Property Group                                  380,302                 243,873
GPT Group                                              49,990                 116,643
Mirvac Group                                          187,204(d)              204,312
Stockland                                              22,150                  68,700
Westfield Group                                        52,823                 536,424
                                                                      ---------------
Total                                                                       1,389,715
-------------------------------------------------------------------------------------

CANADA (2.4%)
Canadian Real Estate Investment Trust                   5,734                 149,639
First Capital Realty, Inc.                              5,314                  67,941
Northern Property Real Estate Investment
 Trust                                                  1,149                  25,020
RioCan Real Estate Investment Trust                     3,702                  66,215
                                                                      ---------------
Total                                                                         308,815
-------------------------------------------------------------------------------------

FINLAND (0.5%)
Citycon OYJ                                             6,401                  18,831
Sponda OYJ                                             12,717                  38,210
                                                                      ---------------
Total                                                                          57,041
-------------------------------------------------------------------------------------

FRANCE (6.1%)
Klepierre                                               3,944                 108,956
Mercialys SA                                            1,945                  55,170
Societe Immobiliere de Location pour
 l'Industrie et le Commerce                               585                  57,745
Unibail-Rodamco SE                                      3,409                 555,538
                                                                      ---------------
Total                                                                         777,409
-------------------------------------------------------------------------------------

HONG KONG (4.4%)
Great Eagle Holdings Ltd.                              17,168                  43,647
Hongkong Land Holdings Ltd.                            50,453(d)              249,390
Hysan Development Co., Ltd.                            26,090(d)               73,760
Sun Hung Kai Properties Ltd.                            1,000                  13,677
The Link REIT                                          71,173                 176,622
                                                                      ---------------
Total                                                                         557,096
-------------------------------------------------------------------------------------

JAPAN (5.9%)
Aeon Mall Co., Ltd.                                     7,100                 140,712
Japan Real Estate Investment Corp.                         19                 154,828
Mitsubishi Estate Co., Ltd.                             5,200                  72,421
Mitsui Fudosan Co., Ltd.                                7,000                  97,468
Nippon Building Fund, Inc.                                 26                 206,379
NTT Urban Development Corp.                                41                  32,585
Tokyu REIT, Inc.                                            9                  46,777
                                                                      ---------------
Total                                                                         751,170
-------------------------------------------------------------------------------------

NETHERLANDS (2.8%)
Corio NV                                                3,034                 147,316
Eurocommercial Properties NV                            2,712                  86,458
VastNed Retail NV                                       1,051                  52,947
Wereldhave NV                                             832                  61,733
                                                                      ---------------
Total                                                                         348,454
-------------------------------------------------------------------------------------

NORWAY (0.3%)
Norwegian Property ASA                                 25,382(b)               33,161
-------------------------------------------------------------------------------------

SINGAPORE (3.0%)
Ascendas Real Estate Investment Trust                  53,004                  68,465
CapitaLand Ltd.                                        59,800(d)              152,519
CapitaMalls Asia Ltd.                                  61,000                  91,223
Suntec Real Estate Investment Trust                    79,000                  73,935
                                                                      ---------------
Total                                                                         386,142
-------------------------------------------------------------------------------------



See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

SWEDEN (1.4%)
Castellum AB                                            8,508                 $77,115
Hufvudstaden AB, Series A                               7,165                  54,620
Wihlborgs Fastigheter AB                                2,157(d,f)             40,873
                                                                      ---------------
Total                                                                         172,608
-------------------------------------------------------------------------------------

SWITZERLAND (0.8%)
PSP Swiss Property AG                                   1,745(b)              104,392
-------------------------------------------------------------------------------------

UNITED KINGDOM (7.0%)
Atrium European Real Estate Ltd.                       18,363                  78,988
Big Yellow Group PLC                                   11,892                  52,209
British Land Co., PLC                                  38,576                 249,079
Derwent London PLC                                      4,403                  81,835
Development Securities PLC                              4,339                  16,266
Hammerson PLC                                          26,527                 135,173
Helical Bar PLC                                         3,662                  15,031
Land Securities Group PLC                               7,951                  65,774
Metric Property Investments PLC                        10,458(b)               16,712
Minerva PLC                                            11,879(b)               19,165
Segro PLC                                              19,529                  73,603
Shaftesbury PLC                                        16,564                  88,573
                                                                      ---------------
Total                                                                         892,408
-------------------------------------------------------------------------------------

UNITED STATES (53.2%)
Acadia Realty Trust                                     2,476                  41,646
AMB Property Corp.                                     11,769(d)              279,043
AvalonBay Communities, Inc.                             5,856(d)              546,776
BioMed Realty Trust, Inc.                               9,370(d)              150,763
Boston Properties, Inc.                                 5,153                 367,615
Camden Property Trust                                   3,529                 144,160
Corporate Office Properties Trust                       4,275(d)              161,424
Cousins Properties, Inc.                                7,380(d)               49,741
DiamondRock Hospitality Co.                             5,840(b,d)             48,005
Digital Realty Trust, Inc.                              2,133(d)              123,031
Douglas Emmett, Inc.                                   10,934(d)              155,481
EastGroup Properties, Inc.                              1,426(d)               50,737
Equity Residential                                      8,652                 360,269
Essex Property Trust, Inc.                              1,359(d)              132,557
Extra Space Storage, Inc.                               4,913(d)               68,291
Federal Realty Investment Trust                         4,545(d)              319,377
HCP, Inc.                                               2,029(d)               65,435
Healthcare Realty Trust, Inc.                           2,245                  49,323
Host Hotels & Resorts, Inc.                            19,202                 258,843
Hudson Pacific Properties, Inc.                         2,018(b)               34,811
Kilroy Realty Corp.                                     4,222(d)              125,520
Kimco Realty Corp.                                        141                   1,895
Pebblebrook Hotel Trust                                 1,326(b)               24,995
ProLogis                                                9,269                  93,895
Public Storage                                          5,803                 510,142
Regency Centers Corp.                                   6,193(d)              213,039
Retail Opportunity Investments Corp.                    4,553                  43,936
Senior Housing Properties Trust                        11,321(d)              227,665
Simon Property Group, Inc.                             10,547                 851,671
SL Green Realty Corp.                                   2,780(d)              153,011
Taubman Centers, Inc.                                   3,948(d)              148,563
U-Store-It Trust                                        4,301(d)               32,085
Ventas, Inc.                                            8,266                 388,089
Vornado Realty Trust                                    7,001                 510,724
                                                                      ---------------
Total                                                                       6,732,558
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $13,511,632)                                                       $12,510,969
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (18.1%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(E)
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,296,082                          0.030%          $2,296,080            $2,296,080
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $2,296,080)                                                         $2,296,080
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $15,807,712)(g)                                                    $14,807,049
=====================================================================================





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Global Real Estate Fund


SUMMARY OF INVESTMENTS IN SECURITIES BY INDUSTRY

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at June 30 2010:

                                           PERCENTAGE OF
INDUSTRY                                     NET ASSETS      VALUE(a)
-----------------------------------------------------------------------
Diversified Financial Services                   0.1%           $16,712
Real Estate Investment Trusts (REITs)(1)        86.3         10,918,326
Real Estate Management & Development            12.4          1,575,931
Other(2)                                        18.1          2,296,080
-----------------------------------------------------------------------
Total                                                       $14,807,049
-----------------------------------------------------------------------


(1) Includes U.S. REITs as well as entities similar to REITs formed under the laws of non-U.S. countries.
(2) Cash & Cash Equivalents.

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c)  Foreign security values are stated in U.S. dollars.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                              VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                    $409,766
Government National Mortgage Association          1,932,236
-----------------------------------------------------------
Total market value of collateral securities      $2,342,002
-----------------------------------------------------------




--------------------------------------------------------------------------------
18  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $40,873, representing 0.32% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                             ACQUISITION
     SECURITY                                   DATES                COST
     ---------------------------------------------------------------------
     Wihlborgs Fastigheter AB          01-07-10 thru 02-05-10      $42,354


(g) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $15,808,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                            $654,000
     Unrealized depreciation                          (1,655,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(1,001,000)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Global Real Estate Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.


--------------------------------------------------------------------------------
20  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource LaSalle Global Real Estate Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                               FAIR VALUE AT JUNE 30, 2010
                             --------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)               IDENTICAL ASSETS     INPUTS(b)        INPUTS          TOTAL
-------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Diversified Financial
     Services                          $--           $16,712         $--            $16,712
    Real Estate
     Investment Trusts
     (REITs)                     6,929,495         3,988,831          --         10,918,326
    Real Estate
     Management &
     Development                   111,878         1,464,053          --          1,575,931
-------------------------------------------------------------------------------------------
Total Equity Securities          7,041,373         5,469,596          --         12,510,969
-------------------------------------------------------------------------------------------
Other
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                --         2,296,080          --          2,296,080
-------------------------------------------------------------------------------------------
Total Other                             --         2,296,080          --          2,296,080
-------------------------------------------------------------------------------------------
Total                           $7,041,373        $7,765,676         $--        $14,807,049
-------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1. There were no significant transfers between Levels 1 and 2 during the period.



--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Global Real Estate Fund



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
22  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

JUNE 30, 2010 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.7%)
ISSUER                                                 SHARES                VALUE(a)
REAL ESTATE INVESTMENT TRUSTS (REITS) (98.9%)
Acadia Realty Trust                                    10,183(c)             $171,278
AMB Property Corp.                                     48,829(c)            1,157,736
AvalonBay Communities, Inc.                            14,284(c)            1,333,697
BioMed Realty Trust, Inc.                              45,656(c)              734,605
Boston Properties, Inc.                                18,209               1,299,030
Camden Property Trust                                  26,610               1,087,019
Corporate Office Properties Trust                      17,829(c)              673,223
Cousins Properties, Inc.                               25,365(c)              170,960
DiamondRock Hospitality Co.                            24,202(b,c)            198,940
Digital Realty Trust, Inc.                              8,991                 518,601
Douglas Emmett, Inc.                                   40,823(c)              580,503
EastGroup Properties, Inc.                              5,260(c)              187,151
Equity Residential                                     30,286               1,261,109
Essex Property Trust, Inc.                              9,715(c)              947,601
Extra Space Storage, Inc.                              18,932(c)              263,155
Federal Realty Investment Trust                        18,171(c)            1,276,876
HCP, Inc.                                               8,892(c)              286,767
Healthcare Realty Trust, Inc.                           9,596(c)              210,824
Host Hotels & Resorts, Inc.                            73,521(c)              991,063
Hudson Pacific Properties, Inc.                         7,980(b)              137,655
Kilroy Realty Corp.                                    16,605(c)              493,667
Kimco Realty Corp.                                        590                   7,930
Pebblebrook Hotel Trust                                 6,675(b)              125,824
Plum Creek Timber Co., Inc.                            14,280(c)              493,088
ProLogis                                               37,559                 380,473
Public Storage                                         21,547               1,894,197
Regency Centers Corp.                                  23,919(c)              822,814
Senior Housing Properties Trust                        55,221(c)            1,110,494
Simon Property Group, Inc.                             32,812               2,649,568
SL Green Realty Corp.                                  11,267(c)              620,136
Taubman Centers, Inc.                                  20,834(c)              783,983
The Macerich Co.                                        6,935(c)              258,814
U-Store-It Trust                                       18,348(c)              136,876
Ventas, Inc.                                           28,985               1,360,846
Vornado Realty Trust                                   28,613               2,087,317
                                                                      ---------------
Total                                                                      26,713,820
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.8%)
Retail Opportunity Investments Corp.                   21,061(c)              203,239
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $20,012,988)                                                       $26,917,059
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.3%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%               79,379(e)              $79,379
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $79,379)                                                               $79,379
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (24.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(D)
Cantor Fitzgerald & Co. dated 06-30-10,
 matures 07-01-10,
 repurchase price
 $1,000,003                          0.090%          $1,000,000            $1,000,000


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate Fund

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS (CONT.)
Goldman Sachs & Co. dated 06-30-10,
 matures 07-01-10,
 repurchase price
 $5,719,463                          0.030%          $5,719,458            $5,719,458
                                                                      ---------------
Total                                                                       6,719,458
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $6,719,458)                                                         $6,719,458
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,811,825)(f)                                                    $33,715,896
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.
NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(d) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                             $1,216
Fannie Mae Interest Strip                             12,577
Fannie Mae Pool                                      202,046
Fannie Mae Principal Strip                               205
Fannie Mae REMICS                                    145,727
Federal Farm Credit Bank                              63,825
Federal Home Loan Banks                               87,766


--------------------------------------------------------------------------------
24  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate Fund

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.090%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Federal Home Loan Mortgage Corp                       62,935
Federal National Mortgage Association                 30,989
FHLMC Structured Pass Through Securities              29,609
Freddie Mac Discount Notes                             4,569
Freddie Mac Gold Pool                                 15,707
Freddie Mac Non Gold Pool                             61,786
Freddie Mac Reference REMIC                            1,075
Freddie Mac REMICS                                    16,277
Freddie Mac Strips                                    17,424
Ginnie Mae I Pool                                     84,588
Ginnie Mae II Pool                                    70,254
GNMA Callable Pass Through Securities                  1,362
Government National Mortgage Association              32,618
United States Treasury Inflation Indexed Bonds         7,440
United States Treasury Note/Bond                       9,970
United States Treasury Strip Coupon                   52,991
United States Treasury Strip Principal                 7,044
------------------------------------------------------------
Total market value of collateral securities       $1,020,000
------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $1,020,714
Government National Mortgage Association           4,813,133
------------------------------------------------------------
Total market value of collateral securities       $5,833,847
------------------------------------------------------------




(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(f) At June 30, 2010, the cost of securities for federal income tax purposes was approximately $26,812,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $7,080,000
     Unrealized depreciation                           (176,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $6,904,000
     ----------------------------------------------------------





--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate Fund

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable

--------------------------------------------------------------------------------
26  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------
RiverSource LaSalle Monthly Dividend Real Estate Fund

FAIR VALUE MEASUREMENTS (CONTINUED)




inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                FAIR VALUE AT JUNE 30, 2010
                             -----------------------------------------------------------------
                                   LEVEL 1            LEVEL 2
                                QUOTED PRICES          OTHER          LEVEL 3
                                  IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(a)               IDENTICAL ASSETS(b)       INPUTS         INPUTS          TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                  $26,917,059                $--         $--        $26,917,059
----------------------------------------------------------------------------------------------
Total Equity Securities           26,917,059                 --          --         26,917,059
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(c)                           79,379                 --          --             79,379
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                  --          6,719,458          --          6,719,458
----------------------------------------------------------------------------------------------
Total Other                           79,379          6,719,458          --          6,798,837
----------------------------------------------------------------------------------------------
Total                            $26,996,438         $6,719,458         $--        $33,715,896
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.


HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  27

STATEMENTS OF ASSETS AND LIABILITIES -------------------------------------------


                                                                                  RIVERSOURCE      RIVERSOURCE
                                                                               LASALLE GLOBAL  LASALLE MONTHLY
                                                                                  REAL ESTATE    DIVIDEND REAL
JUNE 30, 2010 (UNAUDITED)                                                                FUND      ESTATE FUND
ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $13,511,632 and $20,012,988)            $ 12,510,969     $ 26,917,059
  Affiliated money market fund (identified cost $-- and $79,379)                           --           79,379
  Investments of cash collateral received for securities on loan
  (identified cost $2,296,080 and $6,719,458)                                       2,296,080        6,719,458
--------------------------------------------------------------------------------------------------------------
Total investments in securities (identified cost $15,807,712 and $26,811,825)      14,807,049       33,715,896
Receivable from Investment Manager                                                        622              661
Capital shares receivable                                                               2,695            9,069
Foreign currency holdings (identified cost $23,458 and $--)                            23,540               --
Dividends and accrued interest receivable                                              61,047           94,016
Receivable for investments sold                                                       251,796           39,633
--------------------------------------------------------------------------------------------------------------
Total assets                                                                       15,146,749       33,859,275
--------------------------------------------------------------------------------------------------------------
LIABILITIES
Bank overdraft                                                                          1,351               --
Disbursements in excess of cash on demand deposit                                      13,011               --
Capital shares payable                                                                  7,719            8,702
Payable for investments purchased                                                     109,716           56,734
Payable upon return of securities loaned                                            2,296,080        6,719,458
Accrued investment management services fee                                                321              640
Accrued distribution fees                                                               2,667           13,099
Accrued transfer agency fees                                                               67              360
Accrued administration services fees                                                       28               45
Accrued plan administration services fees                                                  41            2,023
Other accrued expenses                                                                 53,516           55,669
--------------------------------------------------------------------------------------------------------------
Total liabilities                                                                   2,484,517        6,856,730
--------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                               $ 12,662,232     $ 27,002,545
--------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
28  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                  RIVERSOURCE      RIVERSOURCE
                                                                               LASALLE GLOBAL  LASALLE MONTHLY
                                                                                  REAL ESTATE    DIVIDEND REAL
JUNE 30, 2010 (UNAUDITED)                                                                FUND      ESTATE FUND
REPRESENTED BY
Capital stock -- $.001 par value                                                 $      3,764     $      7,155
Additional paid-in capital                                                         33,562,534       63,917,690
Undistributed (excess of distributions over) net investment income                   (193,753)           4,968
Accumulated net realized gain (loss)                                              (19,708,061)     (43,831,339)
Unrealized appreciation (depreciation) on investments and on translation of
  assets and liabilities in foreign currencies                                     (1,002,252)       6,904,071
--------------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock         $ 12,662,232     $ 27,002,545
--------------------------------------------------------------------------------------------------------------
Value of securities on loan                                                      $  2,203,717     $  6,525,858
--------------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares:                       Class A       $  3,516,979     $  7,017,719
                                                                   Class B                N/A     $  2,205,226
                                                                   Class C       $  2,038,610     $ 10,034,767
                                                                   Class I       $  5,725,425     $  1,802,606
                                                                   Class R2      $     77,136     $  4,493,733
                                                                   Class R3      $      5,740     $      6,802
                                                                   Class R4      $      7,666     $     17,845
                                                                   Class R5      $  1,290,676     $  1,423,847
Outstanding shares of capital stock:                               Class A          1,046,357        1,857,797
                                                                   Class B                N/A          583,914
                                                                   Class C            608,403        2,658,416
                                                                   Class I          1,699,576          476,825
                                                                   Class R2            22,955        1,194,291
                                                                   Class R3             1,706            1,805
                                                                   Class R4             2,277            4,713
                                                                   Class R5           382,971          377,223
Net asset value per share:                                         Class A(1)    $       3.36     $       3.78
                                                                   Class B                N/A     $       3.78
                                                                   Class C       $       3.35     $       3.77
                                                                   Class I       $       3.37     $       3.78
                                                                   Class R2      $       3.36     $       3.76
                                                                   Class R3      $       3.36     $       3.77
                                                                   Class R4      $       3.37     $       3.79
                                                                   Class R5      $       3.37     $       3.77
--------------------------------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource LaSalle Global Real Estate Fund and RiverSource LaSalle Monthly Dividend Real Estate Fund is $3.56 and $4.01, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  29

STATEMENTS OF OPERATIONS  ------------------------------------------------------


                                                                        RIVERSOURCE      RIVERSOURCE
                                                                     LASALLE GLOBAL  LASALLE MONTHLY
                                                                        REAL ESTATE    DIVIDEND REAL
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                                     FUND      ESTATE FUND
INVESTMENT INCOME
Income:
Dividends                                                               $   343,026       $  500,432
Interest                                                                         10               32
Income distributions from affiliated money market fund                           25              132
Income from securities lending -- net                                         2,104            1,645
Foreign taxes withheld                                                      (13,500)              --
----------------------------------------------------------------------------------------------------
Total income                                                                331,665          502,241
----------------------------------------------------------------------------------------------------
Expenses:
Investment management services fee                                           62,658          117,870
Distribution fees
  Class A                                                                     4,787            8,691
  Class B                                                                       N/A           11,814
  Class C                                                                    12,527           52,930
  Class R2                                                                      189           11,024
  Class R3                                                                        7                9
Transfer agency fees
  Class A                                                                     6,849           20,321
  Class B                                                                       N/A            7,108
  Class C                                                                     4,576           31,954
  Class R2                                                                       22            1,257
  Class R3                                                                        2                2
  Class R4                                                                        2                5
  Class R5                                                                      385              408
Administrative services fees                                                  5,478            8,272
Plan administration service fees
  Class R2                                                                       95            5,512
  Class R3                                                                        7                9
  Class R4                                                                       10               22
Compensation of board members                                                   224              444
Custodian fees                                                               11,230            3,545
Printing and postage                                                          1,248           21,948
Registration fees                                                            15,700           42,747
Professional fees                                                            18,568           13,401
Other                                                                         6,277            6,370
----------------------------------------------------------------------------------------------------
Total expenses                                                              150,841          365,663
  Expenses waived/reimbursed by the Investment Manager
    and its affiliates                                                      (47,961)         (95,086)
----------------------------------------------------------------------------------------------------
Total net expenses                                                          102,880          270,577
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                             228,785          231,664
----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
30  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                        RIVERSOURCE      RIVERSOURCE
                                                                     LASALLE GLOBAL  LASALLE MONTHLY
                                                                        REAL ESTATE    DIVIDEND REAL
SIX MONTHS ENDED JUNE 30, 2010 (UNAUDITED)                                     FUND      ESTATE FUND
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Securities transactions                                               $(1,008,249)      $  528,638
  Foreign currency transactions                                             (10,468)              --
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                  (1,018,717)         528,638
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign
  currencies                                                                438,598          609,932
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                      (580,119)       1,138,570
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         $  (351,334)      $1,370,234
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  31

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                           RIVERSOURCE LASALLE GLOBAL
                                                REAL ESTATE FUND
                                      SIX MONTHS ENDED        YEAR ENDED
                                        JUNE 30, 2010       DEC. 31, 2009
                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $   228,785         $   408,623
Net realized gain (loss) on
  investments                             (1,018,717)         (8,190,563)
Net change in unrealized
  appreciation (depreciation) on
  investments and on translation of
  assets and liabilities in foreign
  currencies                                 438,598          10,994,554
-------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations          (351,334)          3,212,614
-------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                  (44,607)           (241,735)
    Class C                                  (14,995)           (116,641)
    Class I                                  (87,656)           (172,522)
    Class R2                                    (891)             (2,457)
    Class R3                                     (73)               (170)
    Class R4                                    (108)               (206)
    Class R5                                 (20,036)            (59,447)
-------------------------------------------------------------------------
Total distributions                         (168,366)           (593,178)
-------------------------------------------------------------------------



--------------------------------------------------------------------------------
32  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                           RIVERSOURCE LASALLE GLOBAL
                                                REAL ESTATE FUND
                                      SIX MONTHS ENDED        YEAR ENDED
                                        JUNE 30, 2010       DEC. 31, 2009
                                         (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                         $   288,885         $ 2,204,756
  Class C shares                              16,855             184,428
  Class I shares                                  --           5,116,960
  Class R2 shares                             15,926               8,496
  Class R3 shares                                 --               5,000
  Class R4 shares                                976               6,021
  Class R5 shares                                 --             619,004
Reinvestment of distributions at net
  asset value
  Class A shares                              34,851             124,194
  Class C shares                               5,506              36,670
  Class I shares                              87,567             172,330
  Class R2 shares                                261                 308
  Class R4 shares                                 27                  30
  Class R5 shares                                 80              59,446
Payments for redemptions
  Class A shares                            (613,184)         (8,777,033)
  Class C shares                          (1,128,700)           (558,633)
  Class R2 shares                             (1,508)             (2,357)
  Class R5 shares                            (14,561)           (119,590)
-------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions         (1,307,019)           (919,970)
-------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                  (1,826,719)          1,699,466
Net assets at beginning of period         14,488,951          12,789,485
-------------------------------------------------------------------------

Net assets at end of period              $12,662,232         $14,488,951
-------------------------------------------------------------------------
Excess of distributions over net
  investment income                      $  (193,753)        $  (254,172)
-------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  33

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------




                                          RIVERSOURCE LASALLE MONTHLY
                                           DIVIDEND REAL ESTATE FUND
                                      SIX MONTHS ENDED        YEAR ENDED
                                        JUNE 30, 2010       DEC. 31, 2009
                                         (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net          $   231,664         $    932,679
Net realized gain (loss) on
  investments                                528,638          (22,217,020)
Net change in unrealized
  appreciation (depreciation) on
  investments and on translation of
  assets and liabilities in foreign
  currencies                                 609,932           25,253,163
-------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations         1,370,234            3,968,822
-------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                  (69,952)            (174,742)
    Class B                                  (14,595)             (43,216)
    Class C                                  (65,742)            (177,489)
    Class I                                  (20,407)              (9,411)
    Class R2                                 (38,996)             (76,528)
    Class R3                                     (67)                 (34)
    Class R4                                    (193)                 (47)
    Class R5                                 (16,215)            (115,757)
  Tax return of capital
    Class A                                      N/A             (133,663)
    Class B                                      N/A              (33,058)
    Class C                                      N/A             (135,772)
    Class I                                      N/A               (7,201)
    Class R2                                     N/A              (58,540)
    Class R3                                     N/A                  (25)
    Class R4                                     N/A                  (36)
    Class R5                                     N/A              (88,540)
-------------------------------------------------------------------------
Total distributions                         (226,167)          (1,054,059)
-------------------------------------------------------------------------



--------------------------------------------------------------------------------
34  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                          RIVERSOURCE LASALLE MONTHLY
                                           DIVIDEND REAL ESTATE FUND
                                      SIX MONTHS ENDED        YEAR ENDED
                                        JUNE 30, 2010       DEC. 31, 2009
                                         (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                         $ 1,006,304         $  2,170,441
  Class B shares                             108,522               78,065
  Class C shares                           1,228,219            2,497,384
  Class I shares                                  --            1,412,983
  Class R2 shares                          1,299,013            1,736,661
  Class R3 shares                                 --                5,000
  Class R4 shares                                 --               15,000
  Class R5 shares                                 --            3,414,883
Reinvestment of distributions at net
  asset value
  Class A shares                              52,339              207,253
  Class B shares                               8,643               50,531
  Class C shares                              24,196              222,423
  Class I shares                              20,329               16,552
  Class R2 shares                              5,830               91,211
  Class R4 shares                                119                   20
  Class R5 shares                              8,187              193,653
Conversion from Class B to Class A
  Class A shares                              44,978               95,388
  Class B shares                             (44,978)             (95,388)
Payments for redemptions
  Class A shares                            (899,244)          (5,475,767)
  Class B shares                            (394,042)            (417,558)
  Class C shares                          (1,976,922)          (2,942,093)
  Class I shares                                  --                   (3)
  Class R2 shares                           (892,074)          (1,449,047)
  Class R5 shares                                 --           (7,851,546)
-------------------------------------------------------------------------
Increase (decrease) in net assets
  from capital share transactions           (400,581)          (6,023,954)
-------------------------------------------------------------------------
Total increase (decrease) in net
  assets                                     743,486           (3,109,191)
Net assets at beginning of period         26,259,059           29,368,250
-------------------------------------------------------------------------
Net assets at end of period              $27,002,545         $ 26,259,059
-------------------------------------------------------------------------
Excess of distributions over net
  investment income                      $     4,968         $       (529)
-------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  35

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

RiverSource LaSalle Global Real Estate Fund

                                                   SIX MONTHS ENDED                   YEAR ENDED DEC. 31,
CLASS A                                              JUNE 30, 2010       ---------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007       2006(a)
Net asset value, beginning of period                     $3.49            $2.85        $5.75        $7.14        $7.14
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .06              .10          .11          .06          .00(b)
Net gains (losses) (both realized and
 unrealized)                                              (.15)             .68        (2.93)       (1.29)          --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.09)             .78        (2.82)       (1.23)         .00(b)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.14)        (.04)        (.06)          --
Distributions in excess of net
 investment income                                          --               --           --         (.10)          --
Tax return of capital                                       --               --         (.04)          --           --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.14)        (.08)        (.16)          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.36            $3.49        $2.85        $5.75        $7.14
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.59%)          28.17%      (49.67%)     (17.21%)          0%
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.38%(d)         3.64%        2.38%        2.52%       90.03%(d),(e)
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.64%(d)         1.64%        1.64%        1.64%        1.64%(d)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.21%(d)         3.91%        2.23%         .90%       (1.64%)(d)
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4               $4           $9          $25           $1
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%              83%          62%          81%          --%
----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
36  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                   SIX MONTHS ENDED                   YEAR ENDED DEC. 31,
CLASS C                                              JUNE 30, 2010       ---------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007       2006(a)
Net asset value, beginning of period                     $3.48            $2.85        $5.76        $7.14        $7.14
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .04              .08          .07          .01          .00(b)
Net gains (losses) (both realized
 and unrealized)                                          (.15)             .67        (2.92)       (1.28)          --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.11)             .75        (2.85)       (1.27)         .00(b)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.12)        (.03)        (.01)          --
Distributions in excess of net
 investment income                                          --               --           --         (.10)          --
Tax return of capital                                       --               --         (.03)          --           --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)            (.12)        (.06)        (.11)          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.35            $3.48        $2.85        $5.76        $7.14
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (3.08%)          27.10%      (49.96%)     (17.86%)          0%
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    3.25%(d)         4.36%        3.12%        3.27%       90.78%(d),(e)
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 2.39%(d)         2.39%        2.38%        2.39%        2.39%(d)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.27%(d)         2.70%        1.49%         .15%       (2.39%)(d)
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $3           $3           $3          $--
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%              83%          62%          81%          --%
----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                   SIX MONTHS ENDED
CLASS I                                              JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(g)
Net asset value, beginning of period                     $3.50                 $2.93
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .07                   .03
Net gains (losses) (both realized and
 unrealized)                                              (.15)                  .65
-----------------------------------------------------------------------------------------
Total from investment operations                          (.08)                  .68
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   (.05)                 (.11)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.37                 $3.50
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.32%)               23.20%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.73%(d)              2.87%(d)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.12%(d)              1.12%(d)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             3.78%(d)              2.40%(d)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $6                    $6
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%                   83%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
38  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                   SIX MONTHS ENDED                   YEAR ENDED DEC. 31,
CLASS R2                                             JUNE 30, 2010       ---------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007       2006(a)
Net asset value, beginning of period                     $3.50            $2.86        $5.76        $7.14        $7.14
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .05              .09          .10          .04          .00(b)
Net gains (losses) (both realized
 and unrealized)                                          (.15)             .69        (2.93)       (1.27)          --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.10)             .78        (2.83)       (1.23)         .00(b)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   (.04)            (.14)        (.04)        (.04)          --
Distributions in excess of net
 investment income                                          --               --           --         (.11)          --
Tax return of capital                                       --               --         (.03)          --           --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.14)        (.07)        (.15)          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.36            $3.50        $2.86        $5.76        $7.14
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.96%)          27.96%      (49.65%)     (17.30%)          0%
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.49%(d)         3.83%        2.63%        2.78%       90.28%(d),(e)
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.89%(d)         1.89%        1.89%        1.89%        1.89%(d)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.09%(d)         3.11%        1.98%         .65%       (1.89%)(d)
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--              $--          $--          $--          $--
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%              83%          62%          81%          --%
----------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                   SIX MONTHS ENDED
CLASS R3                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(g)
Net asset value, beginning of period                     $3.50                 $2.93
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .06                   .03
Net gains (losses) (both realized
 and unrealized)                                          (.16)                  .64
-----------------------------------------------------------------------------------------
Total from investment operations                          (.10)                  .67
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)                 (.10)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.36                 $3.50
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.86%)               22.97%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.30%(d)              3.44%(d)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.64%(d)              1.64%(d)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             3.25%(d)              2.43%(d)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%                   83%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.

--------------------------------------------------------------------------------
40  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                   SIX MONTHS ENDED
CLASS R4                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(g)
Net asset value, beginning of period                     $3.50                 $2.93
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .06                   .04
Net gains (losses) (both realized
 and unrealized)                                          (.14)                  .63
-----------------------------------------------------------------------------------------
Total from investment operations                          (.08)                  .67
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)                 (.10)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.37                 $3.50
-----------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.44%)               23.09%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    2.00%(d)              3.15%(d)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.39%(d)              1.39%(d)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             3.55%(d)              2.78%(d)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%                   83%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Global Real Estate Fund

                                                   SIX MONTHS ENDED                   YEAR ENDED DEC. 31,
CLASS R5                                             JUNE 30, 2010       ---------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007       2006(a)
Net asset value, beginning of period                     $3.50            $2.86        $5.75        $7.14        $7.14
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .07              .11          .12          .10          .00(b)
Net gains (losses) (both realized
 and unrealized)                                          (.15)             .69        (2.91)       (1.30)          --
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                          (.08)             .80        (2.79)       (1.20)         .00(b)
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.05)            (.16)        (.05)        (.10)          --
Distributions in excess of net
 investment income                                          --               --           --         (.09)          --
Tax return of capital                                       --               --         (.05)          --           --
----------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.05)            (.16)        (.10)        (.19)          --
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.37            $3.50        $2.86        $5.75        $7.14
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            (2.33%)          28.67%      (49.36%)     (16.91%)          0%
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(c)
Gross expenses prior to expense
 waiver/reimbursement                                    1.80%(d)         3.07%        2.82%        5.38%      227.72%(d),(e)
----------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(f)                                 1.12%(d)         1.12%        1.12%        1.12%        1.12%(d)
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             3.77%(d)         3.78%        2.75%        1.42%       (1.12%)(d)
----------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1          $--          $--          $--
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    28%              83%          62%          81%          --%
----------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Period from Dec. 29, 2006 (commencement of operations) to Dec. 31, 2006.
(b) Rounds to less than $0.01 per share.
(c) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(d) Annualized.
(e) The ratio of expenses to average net assets prior to expense waiver/reimbursement are annualized ratios based upon only three days of operations and are not representative of what such ratios would be if the Fund had operated for a longer period of time.
(f) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(g) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS A                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007        2006        2005
Net asset value, beginning of period                     $3.62            $3.06        $5.90        $9.87       $8.70      $9.26
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .04              .12          .15          .12         .11        .14
Net gains (losses) (both realized and
 unrealized)                                               .16              .56        (2.71)       (2.40)       2.53        .33
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .20              .68        (2.56)       (2.28)       2.64        .47
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.07)        (.15)        (.12)       (.11)      (.14)
Excess distributions from net investment
 income                                                     --               --           --         (.01)         --       (.02)
Tax return of capital                                       --             (.05)        (.13)          --        (.20)        --
--------------------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                           --               --           --        (1.56)      (1.16)      (.87)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.12)        (.28)       (1.69)      (1.47)     (1.03)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.78            $3.62        $3.06        $5.90       $9.87      $8.70
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.46%           24.24%      (44.94%)     (23.82%)     30.90%      5.34%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.40%(b)         3.11%        2.10%        1.79%       1.67%      1.78%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.60%(b)         1.59%        1.59%        1.60%       1.60%      1.60%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.06%(b)         4.30%        2.79%        1.32%       1.09%      1.51%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $7               $7           $9          $22         $43        $36
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              87%          77%          76%         48%        41%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  43

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS B                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007        2006        2005
Net asset value, beginning of period                     $3.62            $3.06        $5.89        $9.86       $8.69      $9.25
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .09          .11          .05         .08        .07
Net gains (losses) (both realized and
 unrealized)                                               .16              .57        (2.70)       (2.41)       2.49        .34
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .18              .66        (2.59)       (2.36)       2.57        .41
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.06)        (.11)        (.05)       (.08)      (.07)
Excess distributions from net investment
 income                                                     --               --           --           --          --       (.03)
Tax return of capital                                       --             (.04)        (.13)          --        (.16)        --
--------------------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                           --               --           --        (1.56)      (1.16)      (.87)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)            (.10)        (.24)       (1.61)      (1.40)      (.97)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.78            $3.62        $3.06        $5.89       $9.86      $8.69
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.06%           23.30%      (45.36%)     (24.45%)     29.97%      4.58%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    3.15%(b)         3.79%        2.83%        2.54%       2.42%      2.53%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.35%(b)         2.34%        2.32%        2.35%       2.35%      2.35%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.27%(b)         3.33%        2.06%         .56%        .83%       .76%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2               $2           $2           $6         $13        $13
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              87%          77%          76%         48%        41%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
44  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS C                                              JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007        2006        2005
Net asset value, beginning of period                     $3.62            $3.06        $5.89        $9.85       $8.69      $9.25
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02              .09          .11          .05         .08        .07
Net gains (losses) (both realized and
 unrealized)                                               .15              .57        (2.70)       (2.40)       2.48        .34
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .17              .66        (2.59)       (2.35)       2.56        .41
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.02)            (.06)        (.11)        (.05)       (.08)      (.07)
Excess distributions from net investment
 income                                                     --               --           --           --          --       (.03)
Tax return of capital                                       --             (.04)        (.13)          --        (.16)        --
--------------------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                           --               --           --        (1.56)      (1.16)      (.87)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.02)            (.10)        (.24)       (1.61)      (1.40)      (.97)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.77            $3.62        $3.06        $5.89       $9.85      $8.69
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             4.78%           23.31%      (45.36%)     (24.38%)     29.84%      4.58%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    3.16%(b)         3.78%        2.86%        2.54%       2.42%      2.53%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.35%(b)         2.35%        2.35%        2.35%       2.35%      2.35%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.28%(b)         3.29%        2.03%         .56%        .83%       .76%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $10              $10           $9          $12         $28        $23
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              87%          77%          76%         48%        41%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  45

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED
CLASS I                                              JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(d)
Net asset value, beginning of period                     $3.63                 $2.78
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .04                   .02
Net gains (losses) (both realized
 and unrealized)                                           .15                   .87
-----------------------------------------------------------------------------------------
Total from investment operations                           .19                   .89
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment
 income                                                   (.04)                 (.02)
Tax return of capital                                       --                  (.02)
-----------------------------------------------------------------------------------------
Total distributions                                       (.04)                 (.04)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.78                 $3.63
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             5.30%                32.00%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.56%(b)              1.17%(b)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.35%(b)              1.17%(b)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             2.31%(b)              1.83%(b)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2                    $2
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%                   87%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
46  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R2                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007        2006        2005
Net asset value, beginning of period                     $3.61            $3.05        $5.87        $9.87       $8.69      $9.25
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03              .10          .13          .09         .10        .11
Net gains (losses) (both realized and
 unrealized)                                               .15              .58        (2.68)       (2.43)       2.53        .34
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .18              .68        (2.55)       (2.34)       2.63        .45
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.03)            (.07)        (.13)        (.09)       (.10)      (.11)
Excess distributions from net investment
 income                                                     --               --           --         (.01)         --       (.03)
Tax return of capital                                       --             (.05)        (.14)          --        (.19)        --
--------------------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                           --               --           --        (1.56)      (1.16)      (.87)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.03)            (.12)        (.27)       (1.66)      (1.45)     (1.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.76            $3.61        $3.05        $5.87       $9.87      $8.69
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.07%           24.00%      (45.01%)     (24.36%)     30.73%      5.08%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.37%(b)         3.01%        2.36%        2.04%       1.92%      2.03%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.85%(b)         1.85%        1.85%        1.85%       1.85%      1.85%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.82%(b)         3.82%        2.53%        1.06%        .98%      1.26%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4               $4           $3           $3          $2         $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              87%          77%          76%         48%        41%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  47

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED
CLASS R3                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(d)
Net asset value, beginning of period                     $3.61                 $2.77
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .04                   .02
Net gains (losses) (both realized
 and unrealized)                                           .16                   .85
-----------------------------------------------------------------------------------------
Total from investment operations                           .20                   .87
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)                 (.02)
Tax return of capital                                       --                  (.01)
-----------------------------------------------------------------------------------------
Total distributions                                       (.04)                 (.03)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.77                 $3.61
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             5.44%                31.63%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.11%(b)              1.81%(b)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.60%(b)              1.60%(b)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             2.05%(b)              1.88%(b)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%                   87%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
48  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED
CLASS R4                                             JUNE 30, 2010          YEAR ENDED
PER SHARE DATA                                        (UNAUDITED)        DEC. 31, 2009(d)
Net asset value, beginning of period                     $3.63                 $2.78
-----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment income (loss)                               .04                   .04
Net gains (losses) (both realized
 and unrealized)                                           .16                   .85
-----------------------------------------------------------------------------------------
Total from investment operations                           .20                   .89
-----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)                 (.02)
Tax return of capital                                       --                  (.02)
-----------------------------------------------------------------------------------------
Total distributions                                       (.04)                 (.04)
-----------------------------------------------------------------------------------------
Net asset value, end of period                           $3.79                 $3.63
-----------------------------------------------------------------------------------------
TOTAL RETURN                                             5.52%                32.00%
-----------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.87%(b)               .92%(b)
-----------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.35%(b)               .92%(b)
-----------------------------------------------------------------------------------------
Net investment income (loss)                             2.30%(b)              3.30%(b)
-----------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--                   $--
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%                   87%
-----------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  49

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

RiverSource LaSalle Monthly Dividend Real Estate Fund

                                                   SIX MONTHS ENDED                        YEAR ENDED DEC. 31,
CLASS R5                                             JUNE 30, 2010       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)         2009         2008         2007        2006        2005
Net asset value, beginning of period                     $3.62            $3.07        $5.91        $9.88       $8.70      $9.28
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(b)                            .04              .14          .16          .15         .12        .16
Net gains (losses) (both realized and
 unrealized)                                               .15              .54        (2.70)       (2.41)       2.55        .33
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .19              .68        (2.54)       (2.26)       2.67        .49
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                      (.04)            (.07)        (.16)        (.15)       (.12)      (.16)
Excess distributions from net investment
 income                                                     --               --           --           --          --       (.04)
Tax return of capital                                       --             (.06)        (.14)          --        (.21)        --
--------------------------------------------------------------------------------------------------------------------------------
Distributions from realized gains                           --               --           --        (1.56)      (1.16)      (.87)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                       (.04)            (.13)        (.30)       (1.71)      (1.49)     (1.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.77            $3.62        $3.07        $5.91       $9.88      $8.70
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             5.32%           24.26%      (44.64%)     (23.58%)     31.34%      5.55%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.62%(b)         2.09%        1.26%        1.25%       1.33%      1.68%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.35%(b)         1.35%        1.26%        1.25%       1.33%      1.35%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             2.31%(b)         5.62%        3.12%        1.67%       1.17%      1.76%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $1           $6           $8          $7         $1
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    21%              87%          77%          76%         48%        41%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds).
(d) For the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
50  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF JUNE 30, 2010)

1. ORGANIZATION

Each Fund is a series of Seligman LaSalle Real Estate Fund Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Each Fund has 500 million authorized shares of capital stock.

RiverSource LaSalle Global Real Estate Fund (formerly Seligman LaSalle Global Real Estate Fund) (Global Real Estate Fund) is a non-diversified fund that generally invests at least 80% of its net assets in equity and equity-related securities issued by "Global Real Estate Companies."

RiverSource LaSalle Monthly Dividend Real Estate Fund (formerly Seligman LaSalle Monthly Dividend Real Estate Fund) (Monthly Dividend Real Estate Fund) is a diversified fund that generally invests at least 80% of its net assets in equity and equity-related securities issued by "real estate companies," such as real estate investment trusts (REITs).

Each Fund offers Class A, Class C, Class I, Class R2 Class R3, Class R4 and Class R5 shares. Monthly Dividend Real Estate Fund also offers Class B shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, Monthly Dividend Real Estate Fund will not accept investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and
   (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Effective July 23, 2010 the Funds will no longer offer Class R3 shares.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

At June 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 shares of each Fund. At June 30, 2010, the Investment Manager, Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) and affiliated funds-of-funds owned approximately 51% of the total outstanding fund shares of Global Real Estate Fund.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Corporation's Board of Directors (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.


--------------------------------------------------------------------------------
52  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statements of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At June 30, 2010, foreign currency holdings consisted of multiple denominations for Global Real Estate Fund.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for

--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At June 30, 2010, investments in securities included issues that are illiquid which each Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 2010 was $40,873 representing 0.32% of net assets for Global Real Estate Fund. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Funds pay such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid semi-annually, when available, are reinvested in additional shares of Global Real Estate Fund at net asset value or payable in cash. Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of

--------------------------------------------------------------------------------
54  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Monthly Dividend Real Estate Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Funds receive distributions from holdings in real estate investment trusts (REITs) which report information on the character components of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on management's estimates. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs which could result in a proportionate increase in returns of capital to shareholders.

3. INVESTMENTS IN DERIVATIVES

Each Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. Each Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Funds to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of each Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. Each Fund will record a realized gain or loss when the forward foreign currency contract is closed.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager is responsible for the management of the Funds. Day-to-day portfolio management of the Funds is provided by the Funds' subadviser. See Subadvisory and delegation agreements below. The management fee is equal to a percentage of each Fund's average daily net assets as shown below.

FUND                                                PERCENTAGE
--------------------------------------------------------------
Global Real Estate Fund...........................     0.915%
Monthly Dividend Real Estate Fund.................     0.855%


SUBADVISORY AND DELEGATION AGREEMENTS
Under a subadvisory agreement between the Investment Manager and LaSalle Investment Management (Securities), L.P. (referred to as LaSalle U.S.), LaSalle U.S. is responsible for furnishing investment advice, research and assistance with respect to Monthly Dividend Real Estate Fund's investments. Under a subadvisory agreement between the Investment Manager and LaSalle U.S. and a delegation agreement between LaSalle U.S. and LaSalle Investment Management Securities B.V. (collectively LaSalle), LaSalle is responsible for furnishing investment advice, research and assistance with respect to Global Real Estate Fund's investments. The Investment Manager contracts with and compensates LaSalle U.S. for the provision of day-to-day portfolio management of the Funds' assets. Under the subadvisory agreements, the Investment Manager pays LaSalle U.S. fees equal to a percentage of each Fund's average daily net assets. The Investment Manager pays LaSalle U.S. 0.30% to 0.65% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of each Fund's average daily net assets that declines as each Fund's net assets increase. The annual percentage range for each Fund is as follows:

FUND                                            PERCENTAGE RANGE
----------------------------------------------------------------
Global Real Estate Fund.......................   0.08% to 0.05%
Monthly Dividend Real Estate Fund.............   0.06% to 0.03%




--------------------------------------------------------------------------------
56  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

The fee for the six months ended June 30, 2010, was the following percentage of each Fund's average daily net assets:

FUND                                                PERCENTAGE
--------------------------------------------------------------
Global Real Estate Fund...........................     0.08%
Monthly Dividend Real Estate Fund.................     0.06%


OTHER FEES
Other expenses are for, among other things, certain expenses of each Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the six months ended June 30, 2010, other expenses paid to this company were $6 for Global Real Estate Fund and $8 for Monthly Dividend Real Estate Fund.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource, Seligman and Threadneedle funds. The Funds' liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B (for Monthly Dividend Real Estate Fund only) and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by each Fund or its designated agent for Class A, Class B and Class C shares. Each Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of each Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statements of Operations.

Each Fund and certain other associated investment companies (together, the Guarantors), have severally, but not jointly, guaranteed the performance and

--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). The lease and the Guaranty expire in January 2019. At June 30, 2010, each Fund's total potential future obligation over the life of the Guaranty was $15,809 for Global Real Estate Fund and $34,224 for Monthly Dividend Real Estate Fund. The liability remaining at June 30, 2010 for Non-Recurring Charges amounted to $8,068 and $17,512 for Global Real Estate Fund and Monthly Dividend Real Estate Fund, respectively, and are included within other accrued expenses in the Statements of Assets and Liabilities.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund pays the Transfer Agent an annual fee at a rate of 0.25% of each Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
Each Fund has an agreement with the Distributor for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% of the fee was reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:

FUND                                          CLASS B   CLASS C
---------------------------------------------------------------
Global Real Estate Fund                           N/A  $790,000
Monthly Dividend Real Estate Fund             $30,000   315,000


These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.


--------------------------------------------------------------------------------
58  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing the Funds' shares for the six months ended June 30, 2010 were as follows:

FUND                                      CLASS A  CLASS B  CLASS C
-------------------------------------------------------------------
Global Real Estate Fund                    $3,412     N/A     $232
Monthly Dividend Real Estate Fund           3,539   1,805      395


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds' net expenses (excluding fees and expenses of acquired funds*) were as follows:

                                         GLOBAL REAL  MONTHLY DIVIDEND
                                         ESTATE FUND  REAL ESTATE FUND
----------------------------------------------------------------------
Class A................................      1.64%          1.60%
Class B................................       N/A           2.35
Class C................................      2.39           2.35
Class I................................      1.12           1.35
Class R2...............................      1.89           1.85
Class R3...............................      1.64           1.60
Class R4...............................      1.39           1.35
Class R5...............................      1.12           1.35


The waived/reimbursed fees and expenses for the transfer agency fees and other fees at the class level were as follows:

                                         GLOBAL REAL  MONTHLY DIVIDEND
FUND                                     ESTATE FUND  REAL ESTATE FUND
----------------------------------------------------------------------
Class A................................     $1,679         $20,321
Class B................................        N/A           7,108
Class C................................      1,193          31,953
Class R2...............................         14           6,768
Class R3...............................          1              10
Class R4...............................          2              28
Class R5...............................        385             408


The management fees waived/reimbursed at the Fund level were $44,687 for Global Real Estate Fund and $28,490 for Monthly Dividend Real Estate Fund.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Feb. 28, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding

--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  59

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


fees and expenses of acquired funds*) will not exceed the following percentage of the class' average daily net assets:

                                         GLOBAL REAL  MONTHLY DIVIDEND
FUND                                     ESTATE FUND  REAL ESTATE FUND
----------------------------------------------------------------------
Class A................................      1.64%          1.60%
Class B................................       N/A           2.35
Class C................................      2.39           2.35
Class I................................      1.12           1.35
Class R2...............................      1.89           1.85
Class R3...............................      1.64           1.60
Class R4...............................      1.39           1.35
Class R5...............................      1.12           1.35


* In addition to the fees and expenses which each Fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

For the six months ended June 30, 2010, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund were are as follows:

FUND                                         PURCHASES   PROCEEDS
------------------------------------------------------------------
Global Real Estate Fund                     $3,863,941  $5,261,575
Monthly Dividend Real Estate Fund            5,789,638   6,267,307


Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares for each Fund for the periods indicated were as follows:

                              GLOBAL REAL ESTATE FUND        MONTHLY DIVIDEND REAL ESTATE FUND
                        ----------------------------------  ----------------------------------
                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                          JUNE 30, 2010   DEC. 31, 2009(a)    JUNE 30, 2010   DEC. 31, 2009(a)
----------------------------------------------------------------------------------------------
CLASS A
Sold                          79,968            878,772          266,639            844,039
Converted from Class
  B(b)                           N/A                N/A           11,919             33,972
Reinvested
  distributions                9,627             40,878           13,620             83,940
Redeemed                    (174,823)        (3,039,149)        (239,247)        (2,033,718)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (85,228)        (2,119,499)          52,931         (1,071,767)
----------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
60  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                              GLOBAL REAL ESTATE FUND        MONTHLY DIVIDEND REAL ESTATE FUND
                        ----------------------------------  ----------------------------------
                        SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED
                          JUNE 30, 2010   DEC. 31, 2009(a)    JUNE 30, 2010   DEC. 31, 2009(a)
----------------------------------------------------------------------------------------------
CLASS B
Sold                             N/A                N/A           27,925             29,982
Reinvested
  distributions                  N/A                N/A            2,254             20,809
Converted to Class
  A(b)                           N/A                N/A          (11,919)           (33,972)
Redeemed                         N/A                N/A         (102,499)          (144,862)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                     N/A                N/A          (84,239)          (128,043)
----------------------------------------------------------------------------------------------

CLASS C
Sold                           4,650             61,219          327,914            903,519
Reinvested
  distributions                1,525             12,023            6,318             92,881
Redeemed                    (326,173)          (207,186)        (517,166)        (1,044,289)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                (319,998)          (133,944)        (182,934)           (47,889)
----------------------------------------------------------------------------------------------

CLASS I
Sold                              --          1,624,551               --            466,480
Reinvested
  distributions               24,190             50,835            5,288              5,058
Redeemed                          --                 --               --                 (1)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  24,190          1,675,386            5,288            471,537
----------------------------------------------------------------------------------------------

CLASS R2
Sold                           4,535              2,730          346,118            619,950
Reinvested
  distributions                   72                 96            1,518             39,972
Redeemed                        (444)              (792)        (241,999)          (575,827)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                   4,163              2,034          105,637             84,095
----------------------------------------------------------------------------------------------

CLASS R3
Sold                              --              1,706               --              1,805
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                      --              1,706               --              1,805
----------------------------------------------------------------------------------------------

CLASS R4
Sold                             269              1,992               --              4,676
Reinvested
  distributions                    7                  9               31                  6
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                     276              2,001               31              4,682
----------------------------------------------------------------------------------------------

CLASS R5
Sold                              --            251,069               --          1,554,172
Reinvested
  distributions                   22             19,286            2,214             83,617
Redeemed                      (4,137)           (39,635)              --         (3,282,936)
----------------------------------------------------------------------------------------------
Net increase
  (decrease)                  (4,115)           230,720            2,214         (1,645,147)
----------------------------------------------------------------------------------------------


(a) Class I, Class R3 and Class R4 shares are for the period from Aug. 3, 2009 (when shares became publicly available) to Dec. 31, 2009.
(b) Automatic conversion of Class B shares to Class A shares based on the original purchase date.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  61

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

7. LENDING OF PORTFOLIO SECURITIES

Each Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Funds. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Funds into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolios of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statements of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities on loan were as follows:

                                          SECURITIES  CASH COLLATERAL
FUND                                         VALUE         VALUE
---------------------------------------------------------------------
Global Real Estate Fund                   $2,203,717     $2,296,080
Monthly Dividend Real Estate Fund          6,525,858      6,719,458


Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Funds from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Funds receive income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. For the six months ended June 30, 2010, these amounts were as follows:

FUND                                                 AMOUNT
-----------------------------------------------------------
Global Real Estate Fund                              $2,104
Monthly Dividend Real Estate Fund                     1,645


Each Fund also continues to earn interest and dividends on the securities loaned.


--------------------------------------------------------------------------------
62  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

8. AFFILIATED MONEY MARKET FUND

Each Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of each Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund for the six months ended June 30, 2010, were as follows:

FUND                                         PURCHASES   PROCEEDS
------------------------------------------------------------------
Global Real Estate Fund                     $  938,369  $  954,075
Monthly Dividend Real Estate Fund            3,066,616   3,038,578


The income distributions received with respect to each Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statements of Operations and Monthly Dividend Real Estate Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Fund's Portfolio of Investments.

9. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. The Funds had no borrowings during the six months ended June 30, 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  63

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses, foreign tax credits and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Funds.

For federal income tax purposes, capital loss carry-overs at Dec. 31, 2009, were as follows:

Global Real Estate Fund..........................  $15,300,409
Monthly Dividend Real Estate Fund................  $40,664,631


At Dec. 31, 2009, if the capital loss carry-overs are not offset by capital gains, they will expire as follows:

YEAR ENDED DEC. 31,                  2015        2016         2017
---------------------------------------------------------------------
Global Real Estate Fund            $585,168  $ 5,289,122  $ 9,426,119
Monthly Dividend Real Estate Fund        --   14,370,083   26,294,548


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At Dec. 31, 2009, each Fund had a post-October loss that is treated for income tax purposes as occurring on Jan. 1, 2010. These post-October losses were as follows:

Global Real Estate Fund..........................  $1,074,942
Monthly Dividend Real Estate Fund................      24,591


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that each Fund will be able to utilize all of its capital loss carry-overs before it expires.


--------------------------------------------------------------------------------
64  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

11. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
Global Real Estate Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. Because each investment has a greater effect on the Fund's performance, the Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

REAL ESTATE INDUSTRY RISK
Because of each Fund's policy of concentrating its investments in securities of companies operating in the real estate industry, the Funds are more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. These risks can include fluctuations in the value of the underlying properties, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs. REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of each Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in each Fund's financial statements other than as noted below.

The Board of Directors of RiverSource LaSalle Monthly Dividend Real Estate Fund has approved in principle the proposed merger of the Fund into Columbia Real Estate Equity Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

The Board of Directors of RiverSource LaSalle Global Real Estate Fund has approved in principle the proposed merger of the Fund into Columbia Real Estate Equity Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  65

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in

--------------------------------------------------------------------------------
66  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  67

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to RiverSource LaSalle Global Real Estate Fund and RiverSource LaSalle Monthly Dividend Real Estate Fund (each a "Fund" and collectively, the "Funds"). Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Funds and all RiverSource funds (collectively, the "RiverSource Funds"). In addition, under the subadvisory agreement (the "Subadvisory Agreement") between Columbia Management and LaSalle Investment Management (Securities), L.P. ("LaSalle U.S.") and, with respect to RiverSource LaSalle Global Real Estate Fund, under the Delegation Agreement between LaSalle U.S. and LaSalle Investment Securities B.V. ("LaSalle B.V.," and together with LaSalle U.S. the "Subadvisers"), the Subadvisers perform portfolio management and related services for the Funds.

On an annual basis, the Funds' Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of each of the IMS Agreement, the Subadvisory Agreement and the Delegation Agreement (collectively, the "Advisory Agreements"). Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making these determinations. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to each Fund's proposed revised expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and each Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors, including in an executive session without management, various factors relevant to the Board's consideration of the Advisory Agreements and the Board's legal responsibilities related to such consideration. Following an analysis

--------------------------------------------------------------------------------
68  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the
Subadvisers: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadvisers, as well as their expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, each Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Funds. The Board also reviewed the financial condition of Columbia Management, its affiliates and the Subadvisers, and each entity's ability to carry out its responsibilities under the Advisory Agreements. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the Advisory Agreements (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the Advisory Agreements were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management, its

--------------------------------------------------------------------------------
             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  69

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


affiliates and the Subadvisers, were in a position to continue to provide a high quality and level of services to the Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the each Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Funds, the performance of a benchmark index, the percentage ranking of each Fund among its comparison group and the net assets of each Fund. The Board observed that each Fund's investment performance reflected the interrelationship of market conditions with the particular investment strategies employed by the portfolio management team. Additionally, the Board reviewed the performance of the Subadvisers and Columbia Management's processes for monitoring the Subadvisers. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadvisers.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the
Funds: The Board reviewed comparative fees and the costs of services to be provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each Fund's expenses with median expenses paid by funds in its peer group, as well as data showing each Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). For RiverSource LaSalle Global Real Estate Fund, although the Fund's expense ratio was slightly higher than the median ratio, the Board was satisfied with the consistent and rational fee schedule applicable to the Fund and the other Funds. For RiverSource LaSalle Monthly Dividend Real Estate Fund, the Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board further observed that the subadvisory fees paid under the Subadvisory Agreement are borne by the investment manager and not the Funds. Based on its

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70  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


review, the Board concluded that the fees paid under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services that each Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the RiverSource Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Funds, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the RiverSource Funds on portfolio transactions. The Board noted that the fees paid by the Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as each Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board observed that each Fund has yet to achieve any appreciable scale to benefit from reduced fees.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees and subadvisory fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of each of the Advisory Agreements for each Fund for an additional annual period.


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             RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT  71

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which each Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds*; or searching the website of the SEC at www.sec.gov.

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.

--------------------------------------------------------------------------------
72  RIVERSOURCE LASALLE REAL ESTATE FUNDS -- 2010 SEMIANNUAL REPORT

RIVERSOURCE LASALLE REAL ESTATE FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474


                           This report must be accompanied or preceded by the Fund's
                           current prospectus. RiverSource(R) mutual funds are
                           distributed by Columbia Management Investment Distributors,
                           Inc. (formerly known as RiverSource Fund Distributors,
                           Inc.), member FINRA and managed by Columbia Management
                           Investment Advisers, LLC (formerly known as RiverSource
                           Investments, LLC).
(COLUMBIA MANAGEMENT       (C)2010 Columbia Management Investment Advisers, LLC. All
LOGO)                      rights reserved.                                                  SL-9946 C (8/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in
         Item 1 of this Form N-CSR.

(b)      Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

         (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

         (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semi annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Seligman LaSalle Real Estate Fund Series, Inc.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   ---------------------------------
   J. Kevin Connaughton
   President and Principal Executive
   Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date September 7, 2010